Note 6 Guarantees Received (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 205,130	€ 201,433
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	144,941	144,844
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	10,959	11,318
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,352	3,562
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	60,189	56,589
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,633	4,273
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 1,146	€ 1,153